Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 3,041	$ 3,489
Current investments	982	1,538
Trade receivables	2,016	1,900
Unbilled revenues	654	562
Prepayments and other current assets	662	749
Derivative financial instruments	2	44
Current assets other than asset held for sale	7,357	8,282
Assets held for sale	316
Total current assets	7,673	8,282
Non-current assets
Property, plant and equipment	1,863	1,807
Goodwill	339	563
Intangible assets	38	120
Investment in associate		11
Non-current investments	883	984
Deferred income tax assets	196	83
Income tax assets	931	881
Other non-current assets	332	123
Total non-current assets	4,582	4,572
Total assets	12,255	12,854
Current liabilities
Trade payables	107	57
Derivative financial instruments	6
Current income tax liabilities	314	599
Client deposits	6	5
Unearned revenues	352	274
Employee benefit obligations	218	209
Provisions	75	63
Other current liabilities	1,036	954
Current liabilities other than liabilities classified as held for sale	2,114	2,161
Liabilities directly associated with assets held for sale	50
Total current liabilities	2,164	2,161
Non-current liabilities
Deferred income tax liabilities	82	32
Employee benefit obligations	7
Other non-current liabilities	42	24
Total liabilities	2,295	2,217
Equity
Share capital – ₹5/- ($0.16) par value 2,400,000,000 (2,400,000,000) authorized equity shares, issued and outstanding 2,173,312,301 (2,285,655,150) equity shares fully paid up, net of 10,801,956 (11,289,514) treasury shares each as of March 31, 2018 (March 31, 2017), respectively	190	199
Share premium	247	587
Retained earnings	11,587	12,190
Cash flow hedge reserve		6
Other reserves	244
Capital redemption reserve	9
Other components of equity	(2,317)	(2,345)
Total equity attributable to equity holders of the company	9,960	10,637
Non-controlling interests
Total equity	9,960	10,637
Total liabilities and equity	$ 12,255	$ 12,854